Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ (22,746)	$ 140,290	$ (171,342)
Pool receivables from affiliates	0	0	56,549
Due from affiliates	1,016	(4,539)	38,966
Bunker and lube oil inventory	(17,619)	13,634	(28,628)
Prepaid expenses	(484)	532	119
Accounts payable and accrued liabilities	(13,934)	(50,040)	83,244
Due to affiliates	7,821	984	(16,431)
Deferred revenue	(3,355)	(3,277)	7,485
Other	1,316	(7,664)	(394)
Change in operating assets and liabilities	$ (47,985)	$ 89,920	$ (30,432)